Taxes on Income	12 Months Ended
Dec. 31, 2012
Taxes On Income [Abstract]
TAXES ON INCOME
NOTE 14:- TAXES ON INCOME

a.	Corporate tax structure:
Taxable income of Israeli companies is subject to tax at the rate of 24% in 2011 and 25% in 2012 and thereafter.
The subsidiary in the USA is subject to a 15% -35% corporate tax rate. Subsidiaries in Europe are subject to 35% - 45% corporate tax rate. The subsidiary in Australia is subject to 30% corporate tax rate.

b.	The subsidiary in the USA is subject to both federal and state tax. The federal tax is determined according to taxable income, for the first $ 50 taxable income the rate is 15%. In addition, a 8.84% California state tax is applicable.

c.	As of December 31, 2012, loss carryforwards are approximately:

	$
HOMI USA Inc. *		3,467
HOMI Israel Ltd.		1,740
HOMI Industries Ltd.		3,199
HOMI Europe SARL		1,111
HOMI Inc.		320
HOMI UK LTD.		724
HOMI Australia PTY.		340
HOMI France		145
		11,046

*	Utilization of U.S. net operating losses may be subject to substantial annual limitation due to the “change in ownership” provisions of the Internal Revenue Code of 1986 and similar state provisions. The annual limitations may result in the expiration of net operating losses before utilization

d.	Deferred income taxes:

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of the Company's deferred tax assets and liabilities are as follows:

	December 31,
	2012	2011
Deferred Tax assets-Operating loss carryforwards	2,789	2,258
Deferred Tax Liabilities-Temporary differences in regard to expenses and property	(51)	(59)

Net deferred tax asset before valuation allowance	2,738	2,199
Valuation allowance	(2,738)	(2,199)

Net deferred tax	-	-

As of December 31, 2012, the Company had provided valuation allowances of $ 2,738 in respect of deferred tax assets resulting from tax loss and temporary differences. Management currently believes that it is more likely than not that the deferred tax regarding the loss carryforwards and other temporary differences will not be realized in the foreseeable future. Deferred tax liability is presented in long-term liabilities. The valuation allowance increase by approximately $ 539 during the year ended December 31, 2012 and increased by approximately $ 489 during the year ended December 31, 2011.

e.	Breakdown of losses before taxes:

	Year Ended December 31,
	2012	2011
Israel	1,044	1,171
USA	1,628	379
ROW	218	195
	2,890	1,745

f.	The main items for reconciliation between the statutory tax rate of the Company and the effective tax rate are the non-recognition of tax benefits from accumulated net operating losses carry forward among the various subsidiaries worldwide due to uncertainty of the realization of such tax benefits.